Prepayments and other receivables - Impairment loss Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other receivables
Beginning of the year	¥ (7,276)	¥ (2,968)	¥ (3,349)
Reversals/(Additions)	1,557	(4,308)	2
Write-off			365
Exchange differences			14
End of the year	¥ (5,719)	¥ (7,276)	¥ (2,968)